Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 7.4	$ 6.5	$ 10.7	$ 10.1	$ 12.0
Interest on operating lease liability			4.5	5.4	5.5
Operating Lease, Expense			$ 15.2	$ 15.5	$ 17.5